Expense Example - BlackRock U.S. Government Bond Portfolio - BlackRock U.S. Government Bond Portfolio	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	$ 1,179